Advances to suppliers (Details Textual)		12 Months Ended
	May 06, 2018 USD ($)	Dec. 31, 2017 USD ($) a t	Dec. 31, 2016 USD ($)		Dec. 31, 2016 CNY (¥)
Advances On Inventory Purchases, Non Current		$ 2,109,005	$ 8,638,260
Number Of Guaranteed Supplies | t		13,000
Area of Land | a		1,650
Advances on Inventory Purchases		$ 17,520,965	14,794,551
Advances To Suppliers [Member]
Concentration Risk, Percentage	21.00%
Advances To Suppliers [Member] | Scenario, Forecast [Member] | Continuing Operations [Member]
Proceeds from Collection of Advance to Affiliate	$ 2,400,000
Advances To Suppliers [Member] | Scenario, Forecast [Member] | Discontinued Operations [Member]
Proceeds from Collection of Advance to Affiliate	$ 1,000,000
Zhejiang Longquanzhixin Commercial & Trade Co., Ltd [Member]
Advances On Inventory Purchases, Non Current		1,647,905 [1]	$ 8,638,260	[1]	¥ 60,000,000
Longquan Zhixin Trading Co., Ltd [Member]
Advances on Inventory Purchases		$ 5,900,000

[1]	representing the prepayments made to ensure continuous high-quality supply and favorable purchase prices. On December 15, 2016, the Company entered into a long-term supply agreement with Zhejiang Longquanzhixin Commercial & Trade Co., Ltd. (“ZLCT”) to make an advance payment of $8,638,260 million (RMB 60,000,000) as of December 31, 2016. The purpose of the prepayment is to support ZLCT to purchase local bamboo forests (approximately 1,650 acres) and expand its operations. Meanwhile, the Company is guaranteed to receive steady supplies from ZLCT of minimum 13,000 tons of charcoal raw material annually with a fixed purchase price for the next three years. Advances will be offset through bamboo raw material purchases until the advances are fully utilized.